Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses

The Company’s accrued expenses consisted of the following (in thousands):

	December 31,	June 30,
	2019	2020
Accrued marketing expenses	$3,158	$6,488
Vehicle related expenses	8,923	8,234
Sales taxes	7,455	11,304
Accrued compensation and benefits	3,386	2,654
Accrued professional services	2,964	5,537
Accrued Series H preferred stock issuance costs	5,020	—
Other	7,585	6,681

Total accrued expenses	$38,491	$40,898

The Company’s accrued expenses consisted of the following as of December 31, 2018 and 2019:

	December 31,
	2018	2019
	(in thousands)
Accrued marketing expenses	$4,083	$3,158
Vehicle related expenses	4,015	8,923
Sales taxes	2,049	7,455
Accrued compensation and benefits	2,877	3,386
Accrued professional services	1,955	2,964
Accrued Series H preferred stock issuance costs	—	5,020
Lease exit costs	1,375	531
Other	5,211	7,054

Total accrued expenses	$21,565	$38,491

Other Current Liabilities

The Company’s other current liabilities consisted of the following (in thousands):

	December 31,	June 30,
	2019	2020
Vehicle payable	$8,904	$10,493
Other	2,668	2,622

Total other current liabilities	$11,572	$13,115

The Company’s other current liabilities consisted of the following as of December 31, 2018 and 2019:

	December 31,
	2018	2019
	(in thousands)
Vehicle payable	$4,799	$8,904
Other	818	2,533

Total other current liabilities	$5,617	$11,437